Stock-Based Compensation - Stock Options Outstanding And Exercisable Associated With Employees (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 80.00
Number of stock options outstanding (in shares)	12,792,812
Outstanding, Weighted-Average Remaining Contractual Life	6 years 10 months 6 days
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 41.52
Number of stock options exercisable	2,332,489
Exercisable, Weighted-Average Remaining Contractual Life	6 years 6 months 3 days
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 44.77
Stock Options | DISH Network Awards
Exercise prices for stock options outstanding and exercisable:
Number of stock options outstanding (in shares)	12,792,812	13,365,489	8,847,734	7,913,733
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 41.52	$ 41.78	$ 43.90	$ 36.22
Number of stock options exercisable	2,332,489	1,705,103	1,772,608
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 44.93	$ 40.87	$ 35.13
Range Of Exercise Prices $10.01 - $20.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	10.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 20.00
Number of stock options outstanding (in shares)	616,160
Outstanding, Weighted-Average Remaining Contractual Life	6 months
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 15.39
Number of stock options exercisable	16,160
Exercisable, Weighted-Average Remaining Contractual Life	6 months
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 15.62
Range of Exercise Prices $20.01 - $30.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	20.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 30.00
Number of stock options outstanding (in shares)	826,983
Outstanding, Weighted-Average Remaining Contractual Life	3 years 4 months 13 days
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 26.74
Number of stock options exercisable	124,233
Exercisable, Weighted-Average Remaining Contractual Life	3 years 3 months
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 24.02
Range of Exercise Prices $30.01 - $40.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	30.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 40.00
Number of stock options outstanding (in shares)	6,671,563
Outstanding, Weighted-Average Remaining Contractual Life	7 years 11 months 8 days
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 35.67
Number of stock options exercisable	1,057,044
Exercisable, Weighted-Average Remaining Contractual Life	7 years 6 months
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 35.52
Range of Exercise Prices $40.01 - $50.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	40.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 50.00
Number of stock options outstanding (in shares)	1,468,628
Outstanding, Weighted-Average Remaining Contractual Life	7 years 7 months 2 days
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 47.52
Number of stock options exercisable	384,800
Exercisable, Weighted-Average Remaining Contractual Life	7 years 1 month 6 days
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 47.24
Range of Exercise Prices $50.01 - $60.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	50.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 60.00
Number of stock options outstanding (in shares)	2,154,378
Outstanding, Weighted-Average Remaining Contractual Life	6 years 5 months 19 days
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 57.50
Number of stock options exercisable	430,952
Exercisable, Weighted-Average Remaining Contractual Life	5 years 8 months 8 days
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 59.90
Range of Exercise Prices $60.01 - $70.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	60.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 70.00
Number of stock options outstanding (in shares)	1,040,100
Outstanding, Weighted-Average Remaining Contractual Life	6 years 3 months 14 days
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 64.22
Number of stock options exercisable	304,300
Exercisable, Weighted-Average Remaining Contractual Life	5 years 6 months
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 65.23
Range of Exercise Prices $70.01 - $70.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	70.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 80.00
Number of stock options outstanding (in shares)	15,000
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 72.89
Number of stock options exercisable	15,000
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 72.89